Dividends Paid And Proposed - Disclosure of Detailed Information About Dividends Explanatory (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Dividends [Line Items]
Final dividend		€ 0	€ 10
Final dividend
Disclosure of Detailed Information About Dividends [Line Items]
Final dividend	€ 0	€ 0	€ 10